Key Management Personnel - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Director and Key Management Personnel
Disclosure Of Transactions Between Related Parties [Line Items]
Related party transactions	$ 0	$ 0